OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other noncurrent liabilities

	2025	2024
Contract liabilities (Note 12)	$126.8	$99.8
Share-based payments liabilities (Note 26)	40.3	51.3
Royalty obligations	66.1	74.4
Other	35.2	30.0
	$268.4	$255.5